United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   06/30/2009

Check here if Amendment [X];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Clarification concerning amendment:
Correction: 1/100 Berkshire Hathaway CL A becomes
Berkshire Hathaway CL A (cusip same) with number of shares amended
(in initial filing, total number of partial shares [1/100] were reported). Value remains the same.

In initial filing, for all holdings in the filing, the value of shares was entered into #shares column and viceversa;this restatement lists the value and number of shares in the correct columns.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida   	      11/2/2009
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  159

Form 13F Information Table Value Total:  167521 (valuex1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.


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FORM 13F INFORMATION TABLE
													  Voting Authority
Name of Issuer				Title	CUSIP		Value 	SHRS/	SH/  Put/  Invest  Other Sole Shared None
					Of			(x1000)	PRIN	PRN  call  Disc    Mana-
					Class							   gers
--------------------------------------------------------------------------------------------------------------------------

3M Company 				COM	88579Y101 	340	5,661	SH	   Sole		 5,661
99 Cents Only Stores 			COM	65440k106 	306	22,524	SH	   Sole		 22,524
A T & T Corp New 			COM	00206R102 	707	28,470	SH	   Sole		 28,470
Agree Realty Corp 			COM	008492100	304	16,605	SH	   Sole		 16,605
Alliance Holdings GP           COM UNITS LP	01861G100 	267	13,910	SH	   Sole		 13,910
Altria Group Inc 			COM	02209S103 	986	60,155	SH	   Sole		 60,155
AmeriGas Partners  	  	UNIT LP INT	030975106	574	17,025	SH	   Sole		 17,025
Anadarko Petroleum Corp 		COM	032511107	1189	26,189	SH	   Sole		 26,189
Apache Corp 				COM	037411105	1583	21,940	SH	   Sole		 21,940
Apple Computer Inc 			COM	037833100	390	2,741	SH	   Sole		 2,741
Avon Products Inc 			COM	054303102	541	20,975	SH	   Sole		 20,975
Baytex Energy 	 		 TRUST UNIT	073176109	990	58,795	SH	   Sole		 58,795
Berkshire Hathaway        	       CL A	084670108	2430	27	SH	   Sole		 27
Berkshire Hathaway  	     	       CL B	084670207	3912	1,351	SH	   Sole		 1,351
Boardwalk Pipeline   	     UT LTD PARTNER	096627104	1744	77,235	SH	   Sole	         77,235
BT Group Plc Adr 			ADR	05577E101	170	10,100	SH	   Sole		 10,100
Buckeye GP Holdings  	       COM UNITS LP	118167105	558	27,520	SH	   Sole		 27,520
Buckeye Partners Uts  	      UNIT LTD PART	118230101	281	6,569	SH	   Sole		 6,569
C H Robinson Worldwd        	    COM NEW	12541W209 	271	5,204	SH	   Sole		 5,204
Centurytel Inc 				COM	156700106	899	29,290	SH	   Sole		 29,290
Chevrontexaco Corp 			COM	166764100	873	13,170	SH	   Sole		 13,170
Coca Cola Company 			COM	191216100	686	14,303	SH	   Sole		 14,303
Cohen & Steers Select Fund 		COM	19248A109 	175	14,450	SH	   Sole		 14,450
Conocophillips 				COM	20825C104 	243	5,783	SH	   Sole		 5,783
Consolidated Edison Inc 		COM	209115104	251	6,715	SH	   Sole		 6,715
Constellation Energy Co 		COM	210371100	387	14,550	SH	   Sole		 14,550
Copano Energy Llc 	  	  COM UNITS	217202100	1289	80,315	SH	   Sole		 80,315
Devon Energy Cp New 			COM	25179M103 	1084	19,890	SH	   Sole		 19,890
Dover Corporation 			COM	260003108	477	14,410	SH	   Sole		 14,410
Du Pont E I De Nemour&Co 		COM	263534109	317	12,370	SH	   Sole		 12,370
Duke Energy Corporation 		COM	26441C105 	1519	104,119	SH	   Sole		 104,119
Duncan Energy Ptnrs LP		  COM UNITS	265026104	228     14,085  SH	   Sole	         14,085
Eaton Corporation 			COM	278058102	359	8,045	SH	   Sole		 8,045
Eli Lilly & Company 			COM	532457108	490	14,145	SH	   Sole		 14,145
Emerson Electric Co 			COM	291011104	292	9,010	SH	   Sole		 9,010
Enbridge Energy Mgmt  	      SHS UNITS LLI	29250X103 	1308	36,089	SH	   Sole		 36,089
Enbridge Energy Ptnrs LP 		COM	29250R106 	4038	104,677	SH	   Sole		 104,677
Energy Transfer Equity 	     COM UT LTD PTN	29273V100 	1366	53,825	SH	   Sole		 53,825
Energy Transfer Partners    	 UT LTD PTN	29273R109 	5746    141,920	SH	   Sole		 141,920
Enerplus Resources Fund    	UT TR G NEW	29274D604 	884	41,150	SH	   Sole		 41,150
Entergy Corp New 	        	COM	29364G103 	212	2,730	SH	   Sole		 2,730
Enterprise Grp Hldgs     	UNIT LP INT	293716106	928	36,925	SH	   Sole		 36,925
Enterprise Prd Prtnrs LP 		COM	293792107	6278	251,705	SH	   Sole		 251,705
Entertainment Props Tr       COM SH BEN INT	29380T105 	521	25,280	SH	   Sole		 25,280
Equity Residential Props     	 SH BEN INT	29476L107 	2590	116,512 SH	   Sole		 116,512
Europe 2001 HOLDRS 	     DEPOSITRY RCPT	29875G105 	761	14,500  SH	   Sole		 14,500
Exxon Mobil Corporation 	 	COM	30231G102 	639	9,138	SH	   Sole		 9,138
F P L Group Incorporated 		COM	302571104	325	5,721	SH	   Sole		 5,721
Family Dollar Stores Inc 		COM	307000109	261	9,230   SH	   Sole		 9,230
Ferrellgas Partners  	      UNIT LTD PART	315293100	3708	228,324 SH	   Sole		 228,324
Finisar Corp 				COM	31787A101 	30	52,185  SH	   Sole		 52,185
General Electric Company 		COM	369604103	724	61,773  SH	   Sole		 61,773
Genesis Energy Lp 	      UNIT LTD PART	371927104	140	10,975	SH	   Sole		 10,975
Goldman Sachs Group Inc 		COM	38141G104 	1485	10,070  SH	   Sole		 10,070
Halliburton Co Hldg Co 			COM	406216101	334	16,130  SH	   Sole		 16,130
HCP Inc. 				COM	40414L109 	273	12,875  SH	   Sole		 12,875
Healthcare Realty Trust 		COM	421946104	460	27,332  SH	   Sole		 27,332
Heinz H J Co 				COM	423074103	658	18,430  SH	   Sole		 18,430
Inergy Holdings Lp 			COM	45661Q107 	703	17,120  SH	   Sole		 17,120
Ingersoll Rand Co Cl A 	   	       CL A	G4776G101 	293	14,025  SH	   Sole		 14,025
International Business Machine 		COM	459200101	281	2,690   SH	   Sole		 2,690
iShares Dow Jones    	     DJ SEL DIV INX	464287168	304	8,610   SH	   Sole		 8,610
iShares FTSE/Xinhua  	     FTSE XNHUA IDX	464287184	347     9,050   SH	   Sole		 9,050
iShares MSCI Brazil     	MSCI BRAZIL	464286400	203	3,831   SH	   Sole		 3,831
iShares MSCI EAFE     	      MSCI EAFE IDX	464287465	1350	29,476  SH	   Sole		 29,476
iShares MSCI HK      	     MSCI HONG KONG	464286871	331	24,090  SH	   Sole		 24,090
iShares MSCI Japan       	 MSCI JAPAN	464286848	598	63,450  SH	   Sole		 63,450
iShares MSCI Korea     	       MSCI S KOREA	464286772	311	8,940   SH	   Sole		 8,940
iShares MSCI Mexico     	MSCI MEXICO	464286822	434	11,768  SH	   Sole		 11,768
ishares Pharmaceutical 	     DJ PHARMA INDX	464288836	240	5,175   SH	   Sole		 5,175
iShares S&P Midcap/Grth      S&P MC 400 GRW	464287606	1052	16,870  SH	   Sole		 16,870
iShares S&P Midcap/Val 	     S&P MIDCP VALU	464287705	2151	41,280  SH	   Sole		 41,280
iShares S&P Smallcap/Gr      S&P SMLCP GROW	464287887	909	19,600  SH	   Sole		 19,600
iShares S&P Smallcap/Val     S&P SMLCP VALU	464287879	1342	28,498  SH	   Sole		 28,498
iShares Tr Gs Investop       IBOXX INV CPBD	464287242	322	3,215   SH	   Sole 	 3,215
iShares Tr Lehman Tips 	      US TIPS BD FD	464287176	1356	13,340  SH	   Sole		 13,340
ishares Tr Russell 	     RUSL 2000 GROW	464287648	288	5,075   SH	   Sole		 5,075
ishares Tr S&P Smallcap      S&P SMLCAP 600	464287804	277	6,225   SH	   Sole		 6,225
ishares TRUST 		      HIGH YLD CORP	464288513	232	2,910   SH	   Sole		 2,910
Jacobs Engineering Group         	COM	469814107	209	4,966   SH	   Sole		 4,966
Johnson & Johnson 			COM	478160104	683	14,028  SH	   Sole		 14,028
Johnson & Johnson 			COM	478160104	114	2,000   SH  Call   Sole		 2,000
JP Morgan Chase & Co 			COM	46625H100 	1628	47,723  SH	   Sole		 47,723
K Sea Transn Partners Lp 		COM	48268Y101 	837	42,690  SH	   Sole		 42,690
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	15882	310,680 SH	   Sole		 310,680
Kinder Morgan Mgmt Llc 			SHS	49455U100 	1650	36,518  SH	   Sole		 36,518
King Pharmaceuticals Inc 		COM	495582108	144	15,000  SH	   Sole		 15,000
Kraft Foods Inc 		       CL A	50075N104 	343	13,529  SH	   Sole		 13,529
Lauder Estee Co Inc Cl A 	       CL A	518439104	236     7,227   SH	   Sole		 7,227
Linn Energy 		      UNIT LTD LIAB	536020100	5300	270,810 SH	   Sole		 270,810
Loews Corporation 			COM	540424108	429	15,650  SH	   Sole		 15,650
Lorillard Inc 				COM	544147101	263	3,885   SH	   Sole		 3,885
Magellan Midstream Hldgs 	COM LP INTS	55907R108 	634	30,125  SH	   Sole		 30,125
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	913	26,260  SH	   Sole		 26,260
Markwest Energy Ptnr Lp      UNIT LTD PARTN	570759100	339	18,600  SH	   Sole		 18,600
McDonalds Corp 				COM	580135101	444	9,720	SH	   Sole		 9,720
McDonalds Corp 				COM	580135101	115	2,000	SH  Call   Sole		 2,000
Metlife Inc 				COM	59156R108 	213	7,100	SH	   Sole		 7,100
Morgan Stanley China Fund 		COM	617468103	263	8,315	SH	   Sole		 8,315
Nationwide Health Propertys 		COM	638620104	1485	57,685	SH	   Sole		 57,685
Natural Resource Ptnr LP 	COM UNIT LP	63900P103 	672	32,005	SH	   Sole		 32,005
Nucor Corp 				COM	670346105	219	4,932	SH	   Sole		 4,932
Nustar Energy Lp	           UNIT COM	67058H102	2494	46,165	sh	   Sole		 46,165
NYSE Euronext				COM	629491101	252	9,265	SH	   Sole		 9,265
Oneok Partners LP 	     UNIT LTD PARTN	68268N103 	4836	105,610	SH	   Sole		 105,610
Oracle Corporation 			COM	68389X105 	208	9,728	SH	   Sole		 9,728
Pengrowth Energy TRUST A 	TR UNIT NEW	706902509	328	41,520	SH	   Sole		 41,520
Penn Virginia Gp Hldg Lp     COM UNIT R LIM	70788P105 	189	14,925	SH	   Sole		 14,925
Penn Virginia Res Partners 		COM	707884102	3978	293,160	SH	   Sole		 293,160
Penn West Energy TRUST 		    TR UNIT	707885109	595	46,777	SH	   Sole		 46,777
Pfizer Incorporated 			COM	717081103	276	18,398	SH	   Sole		 18,398
Philip Morris Intl Inc 			COM	718172109	693	15,895	SH	   Sole		 15,895
Plains All American Pipeline UNIT LTD PARTN	726503105	5106	119,990	SH	   Sole		 119,990
Plum Creek Timber Co 			COM	729251108	235	7,890	SH	   Sole		 7,890
Powershs QQQ TRUST Ser 		 UNIT SER 1	73935A104 	299	8,212	SH	   Sole		 8,212
Procter & Gamble 			COM	742718109	587	11,495	SH	   Sole		 11,495
Provident Energy TRUST 		    TR UNIT	74386K104 	413	84,035	SH	   Sole		 84,035
Public Storage Inc 			COM	74460D109 	271	4,145	SH	   Sole		 4,145
Raytheon Company New 		    COM NEW	755111507	295	6,646	SH	   Sole		 6,646
Realty Income Corp 			COM	756109104	253	11,557	SH	   Sole		 11,557
Reynolds American Inc 			COM	761713106	764	19,770	SH	   Sole		 19,770
Schlumberger Ltd 			COM	806857108	276	5,100	SH	   Sole		 5,100
Sector Spdr Util Select       SBI INT-UTILS	81369Y886 	299	10,725	SH	   Sole		 10,725
Spdr S&P China Etf 	      S&P CHINA ETF	78463X400 	363	5,975	SH	   Sole		 5,975
Spectra Energy Corp 		 	COM	847560109	1658	98,012	SH	   Sole		 98,012
Spectra Energy Partners 		COM	84756N109 	530	24,650	SH	   Sole		 24,650
Stanley Works 				COM	854616109	214	6,325	SH	   Sole		 6,325
Streetracks Gold TRUST 	   GOLD SHS DELETED	863307104	2217	24,320	SH	   Sole		 24,320
Suncor Energy Inc 			COM	867229106	259	8,530	SH	   Sole		 8,530
Sunoco Logistics Ptnr Lp 	  COM UNITS	86764L108 	360	6,635	SH	   Sole		 6,635
Suntrust Banks Inc 			COM	867914103	197	11,950	SH	   Sole		 11,950
T C Pipelines LP 	     UT COM LTD PRT	87233Q108 	6402	184,016	SH	   Sole		 184,016
Target Corporation 			COM	87612E106	218	5,535	SH	   Sole		 5,535
Tata Motors Ltd Adr 	      SPONSORED ADR	876568502	108	12,675	SH	   Sole		 12,675
Teekay Lng Partners Lp 	      PRTNRSP UNITS	Y8564M105 	1170	59,990	SH	   Sole		 59,990
Teppco Partners LP 	     UT LTD PARTNER	872384102	5916	198,140	SH 	   Sole		 198,140
The Charles Schwab Corp 		COM	808513105	316	18,000	SH	   Sole		 18,000
Trans1 Inc 				COM	89385X105 	3467	556,504	SH	   Sole		 556,504
United Parcel Service B 	       CL B	911312106	4009	80,191	SH	   Sole		 80,191
United States Nat Gas Fd 	       UNIT	912318102	180	13,000	SH	   Sole		 13,000
Valmont Industries Inc 			COM	920253101	265	3,676	SH	   Sole		 3,676
Van Kampen SR Incm Tr 			COM	920961109	96	30,000	SH	   Sole		 30,000
Vanguard Intl Equities VIPERS 	EURPEAN ETF	922042874	1042	25,864	SH	   Sole		 25,864
Vanguard Large-Cap Growth VIPE 	 GROWTH ETF	922908736	830	19,145	SH	   Sole		 19,145
Vanguard Large-Cap Value VIPER 	  VALUE ETF	922908744	380	9,600	SH	   Sole		 9,600
Vanguard Mid Cap Growth      MCAP GR IDXVIP	922908538	738	19,195	SH	   Sole		 19,195
Vanguard Mid Cap Value 	     MCAP VL IDXVIP	922908512	575	16,877	SH	   Sole		 16,877
Vanguard Small-Cap Grow VIP  SML CP GRW ETF	922908595	1065	22,185	SH	   Sole		 22,185
Vanguard Small-Cap Value VIP  SM CP VAL ETF	922908611	865	20,056	SH	   Sole		 20,056
Vanguard Utilities VIPERS     UTILITIES ETF	92204A876 	316	5,405	SH	   Sole		 5,405
Verizon Communications 			COM	92343V104 	392	12,745	SH    	   Sole		 12,745
Vodafone Group New Adr 	      SPONS ADR NEW	92857W209 	237	12,150	SH	   Sole		 12,150
Vornado Realty Trust 		 SH BEN INT	929042109	254	5,647	SH	   Sole		 5,647
Wal-Mart Stores Inc 			COM	931142103	737	15,215	SH	   Sole		 15,215
Whitney Holding Corp 			COM	966612103	254	27,703	SH	   Sole		 27,703
Williams Companies 			COM	969457100	312	20,000	SH	   Sole		 20,000
Williams Pipeline Ptnrs      COM UNIT LP IN	96950K103 	1422	78,740	SH	   Sole		 78,740